UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:		811-06477

Exact name of registrant as specified in charter:		SM&R INVESTMENTS, INC.

Address or principal executive offices:		2450 South Shore Blvd., Suite 400, League City, TX 77573

Name and address of agent for service:		Securities Management and Research, Inc.
		P.O. Box 58969, Houston, TX 77258-8969

Registrant's telephone number, including area code:		1-800-231-4639

Date of fiscal year end:		8/31

Date of reporting period:		5/31/2008

Item 1. Schedule of Investments

SM&R GROWTH FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2008			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOUSEHOLD DURABLES --		1.71%
Newell Rubbermaid Inc.				23,200		$ 465,856
Stanley Works (The)				23,000		1,117,340
						1,583,196
HOTELS RESTAURANTS & LEISURE --		0.51%
Starwood Hotels & Resorts Worldwide, Inc.				9,650		467,060

MEDIA --		0.95%
Walt Disney Co. (The)				26,150		878,640

MULTILINE RETAIL --		0.93%
J.C. Penney Co., Inc.				10,700		430,568
Target Corp.				8,000		426,880
						857,448
SPECIALTY RETAIL --		3.20%
Bed Bath & Beyond Inc. *				13,900		442,854
Best Buy Co., Inc.				31,200		1,456,728
Home Depot, Inc. (The)				13,000		355,680
Limited Brands, Inc.				12,000		232,560
Lowe's Companies, Inc.				19,400		465,600
						2,953,422

			TOTAL CONSUMER DISCRETIONARY --	7.30%		6,739,766

CONSUMER STAPLES --
BEVERAGES --		3.85%
Anheuser-Busch Companies, Inc.				9,375		538,687
Coca-Cola Co. (The)				24,000		1,374,240
PepsiCo, Inc.				24,000		1,639,200
						3,552,127
FOOD & STAPLES RETAILING --		1.91%
CVS Caremark Corp.				20,000		855,800
SUPERVALU INC.				9,350		327,905
Wal-Mart Stores, Inc.				10,000		577,400
						1,761,105
HOUSEHOLD PRODUCTS --		2.22%
Procter & Gamble Co. (The)				31,000		2,047,550

			TOTAL CONSUMER STAPLES --	7.98%		7,360,782

ENERGY --
ENERGY EQUIPMENT & SERVICES --		5.69%
Baker Hughes Inc.				15,800		1,400,196
Oceaneering International, Inc. *				7,400		528,064
Schlumberger Ltd.				19,900		2,012,487
Transocean Inc. *				3,000		450,570
Weatherford International Ltd. *				18,800		857,844
						5,249,161

OIL, GAS & CONSUMABLE FUELS --		10.40%
Anadarko Petroleum Corp.				10,600		794,682
BP PLC ADR				11,700		848,367
Chevron Corp.				20,922		2,074,416
Exxon Mobil Corp.				45,000		3,994,200
Noble Corp.				16,400		1,035,496
Royal Dutch Shell PLC, ADR				10,000		854,900
						9,602,061

			TOTAL ENERGY --	16.09%		14,851,222

FINANCIALS --
COMMERCIAL BANKS --		5.69%
Bank of America Corp.				15,000		510,150
PNC Financial Services Group, Inc.				29,000		1,863,250
U.S. Bancorp				40,000		1,327,600
Wachovia Corp.				42,600		1,013,880
Washington Mutual, Inc.				13,400		120,868
Wells Fargo & Co.				15,000		413,550
						5,249,298
DIVERSIFIED FINANCIAL SERVICES --		5.39%
American Express Co.				5,000		231,750
Bear Stearns Companies Inc. (The)				4,450		41,518
Charles Schwab Corp. (The)				29,400		652,092
Citigroup Inc.				38,550		843,859
Discover Financial Services *				7,500		128,625
FHLMC Gtd. Mtg. Certificate				10,250		260,555
Goldman Sachs Group, Inc. (The)				4,000		705,640
JPMorgan Chase & Co.				13,800		593,400
Merrill Lynch & Co., Inc.				5,000		219,600
Morgan Stanley				15,000		663,450
National Financial Partners Corp.				6,250		152,625
Principal Financial Group				9,000		484,920

						4,978,034

INSURANCE --		3.08%
Allstate Corp. (The)				6,300		320,922
American International Group, Inc.				14,000		504,000
Aspen Insurance Holdings Ltd.				10,350		264,546
Brown & Brown, Inc.				12,400		241,428
Hartford Financial Services Group, Inc. (The)				8,400		596,988
Prudential Financial, Inc.				8,500		634,950
RenaissanceRe Holdings Ltd.				5,400		281,664
						2,844,498

			TOTAL FINANCIALS --	14.16%		13,071,830

HEALTH CARE --
BIOTECHNOLOGY --		4.67%
Amgen Inc. *				7,600		334,628
Celgene Corp. *				18,400		1,119,824
Genzyme Corp. *				12,000		821,520
Gilead Sciences, Inc. *				24,000		1,327,680
Given Imaging Ltd. *				36,900		553,500
PDL BioPharma Inc. *				14,600		149,650
						4,306,802

HEALTH EQUIPMENT & SUPPLIES --		1.26%
Advanced Medical Optics, Inc. *				5,500		133,210
Covidien Ltd. *				4,650		232,919
Hologic, Inc. *				18,000		432,540
Varian Medical Systems Inc. *				7,600		361,304
						1,159,973

HEALTH CARE PROVIDERS & SERVICES --		0.65%
DaVita, Inc. *				5,025		260,697
UnitedHealth Group Inc.				10,000		342,100
						602,797
PHARMACEUTICALS --		5.75%
Abbott Laboratories				13,900		783,265
Allergan, Inc.				5,000		288,100
Endo Pharmaceuticals Holdings Inc. *				11,450		282,128
Eli Lilly & Co.				41,200		1,983,368
Merck & Co. Inc.				38,000		1,480,480
Wyeth				11,000		489,170
						5,306,511

			TOTAL HEALTH CARE --	12.33%		11,376,083

INDUSTRIALS --
AEROSPACE & DEFENSE --		5.53%
Boeing Co. (The)				13,000		1,076,010
Goodrich Corp.				20,000		1,296,200
Honeywell International Inc.				14,500		864,490
Rockwell Collins, Inc.				13,000		797,810
United Technologies Corp.				15,000		1,065,600
						5,100,110

AIR FREIGHT & LOGISTICS --		1.35%
FedEx Corp.				4,700		431,037
United Parcel Service, Inc. (Class B)				11,400		809,628
						1,240,665

CONSTRUCTION & ENGINEERING --		0.62%
Cemex SAB de C.V. ADR				20,000		568,800

ELECTRICAL EQUIPMENT --		0.20%
Tyco Electronics Ltd. *				4650		186,558

INDUSTRIAL CONGLOMERATES --		3.87%
3M Co.				10,000		775,600
General Electric Co.				84,225		2,587,392
Tyco International Ltd.				4,650		210,134
						3,573,126

MACHINERY --		3.07%
Barnes Group Inc.				9,600		306,624
Caterpillar Inc.				7,500		619,800
Danaher Corp.				24,400		1,907,592
						2,834,016

			TOTAL INDUSTRIALS --	14.64%		13,503,275

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --		5.76%
Arris Group Inc. *				23,000		215,280
Cisco Systems, Inc. *				84,500		2,257,840
Harris Corp.				13,100		861,718
Motorola, Inc.				30,900		288,297
Nokia Oyj ADR				34,100		968,440
QUALCOMM Inc.				15,000		728,100
						5,319,675
COMPUTERS & PERIPHERALS --		2.54%
EMC Corp.				30,800		537,152
Hewlett-Packard Co.				20,500		964,730
International Business Machines Corp.				6,500		841,295
						2,343,177
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.37%
Agilent Technologies, Inc. *				9,300		347,727

INTERNET SOFTWARE & SERVICES --		0.39%
Akamai Technologies Inc. *				9,100		355,355

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		3.63%
Analog Devices, Inc.				15,600		547,716
Intel Corp.				50,000		1,159,000
KLA-Tencor Corp.				11,600		534,992
Linear Technology Corp.				15,200		558,904
Marvell Technology Group Ltd. *				14,500		251,720
Maxim Integrated Products, Inc.				13,600		300,560
						3,352,892
SOFTWARE --		3.77%
Intuit Inc. *				24,800		718,208
Microsoft Corp.				44,400		1,257,408
Oracle Corp. *				65,700		1,500,588
						3,476,204

			TOTAL INFORMATION TECHNOLOGY --	16.46%		15,195,030

MATERIALS --
CHEMICALS --		2.06%
Airgas, Inc.				4,750		281,057
Dow Chemical Co. (The)				12,000		484,800
PPG Industries, Inc.				18,000		1,134,540
						1,900,397
CONTAINERS & PACKAGING --		0.66%
Sealed Air Corp. *				25,000		609,000

			TOTAL MATERIALS --	2.72%		2,509,397

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		2.89%
AT&T Inc.				27,000		1,077,300
FairPoint Communications, Inc.				618		5,562
Sprint Nextel Corp.				34,007		318,306
Verizon Communications Inc.				32,800		1,261,816
						2,662,984

WIRELESS TELECOMMUNICATION SERVICES --		0.53%
American Tower Corp. *				5,350		244,602
Rogers Communications, Inc.				5,600		246,456
						491,058

			TOTAL TELECOMMUNICATION SERVICES --	3.42%		3,154,042

UTILITIES --
ELECTRIC UTILITIES --		2.33%
Ameren Corp.				11,100		504,495
Dominion Resources, Inc. / VA				12,000		555,600
Exelon Corp.				9,100		800,800
Wisconsin Energy Corp.				6,100		293,044
						2,153,939

GAS UTILITIES --		1.60%
El Paso Corp.				60,800		1,188,640
Sempra Energy				5,000		289,050
						1,477,690

			TOTAL UTILITIES --	3.93%		3,631,629

			TOTAL COMMON STOCK --	99.03%
				(Cost $78,827,639)		91,393,056

MONEY MARKET FUND
SM&R Money Market Fund, 1.61% (a)				875		875

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $875)		875

COMMERCIAL PAPER				Face
				Amount
CONSUMER STAPLES --
HOUSEHOLD PRODUCTS --		0.35%
Clorox Company, 2.85%, 06/03/08				$ 319,000		318,924

		TOTAL CONSUMER STAPLES --		0.35%		318,924

INDUSTRIALS --
METALS & MINING --		0.43%
Alcoa Inc., 2.80%, 06/02/08				400,000		399,938

		TOTAL INDUSTRIALS --		0.43%		399,938

			TOTAL COMMERCIAL PAPER --	0.78%
				(Cost $718,862)		718,862

			TOTAL INVESTMENTS --	99.81%
				(Cost $79,547,376)		92,112,793

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.19%		176,471

			NET ASSETS --	100.00%		$ 92,289,264

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Growth Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R EQUITY INCOME FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2008			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		1.74%
McDonald's Corp.				15,100		$ 895,732
Starwood Hotels & Resorts Worldwide, Inc.				12,900		624,360
						1,520,092
HOUSEHOLD DURABLES --		1.87%
Newell Rubbermaid Inc.				17,800		357,424
Stanley Works (The)				16,000		777,280
Tupperware Brands Corp.				13,000		497,900
						1,632,604
LEISURE EQUIPMENT & PRODUCTS --		0.21%
Eastman Kodak Co.				12,000		183,840

MEDIA --		0.44%
CBS Corp. (Class B)				17,900		386,282

MULTI-LINE RETAIL --		0.49%
J.C. Penney Co., Inc				10,725		431,574

SPECIALITY RETAIL --		1.37%
Limited Brands, Inc.				40,000		775,200
TJX Companies, Inc. (The)				13,300		426,398
						1,201,598

			TOTAL CONSUMER DISCRETIONARY --	6.12%		5,355,990

CONSUMER STAPLES --
BEVERAGES --		2.71%
Anheuser-Busch Companies, Inc.				9,200		528,632
Coca-Cola Co. (The)				16,000		916,160
PepsiCo, Inc.				13,500		922,050
						2,366,842
FOOD PRODUCTS --		4.02%
Bunge Limited				3,500		417,795
ConAgra Foods, Inc.				34,000		801,720
H.J. Heinz Co.				18,000		898,380
Kraft Foods Inc. (Class A)				4,844		157,333
McCormick & Co., Inc. (b)				18,000		676,440
Sensient Technologies Corp.				18,000		566,100
						3,517,768

FOOD & STAPLES RETAILING --		1.77%
SUPERVALU INC.				13,000		455,910
Wal-Mart Stores, Inc.				19,000		1,097,060
						1,552,970

HOUSEHOLD PRODUCTS --		2.77%
Kimberly-Clark Corp.				13,600		867,680
Procter & Gamble Co. (The)				23,625		1,560,431
						2,428,111
PERSONAL PRODUCTS --		1.64%
Alberto-Culver Co.				10,575		279,497
Avon Products, Inc.				13,000		507,780
Colgate-Palmolive Co.				8,675		645,073
						1,432,350
TOBACCO --		0.76%
Altria Group, Inc.				4,500		100,170
Philip Morris International Inc.				4,500		236,970
Reynolds American Inc.				6,000		329,520
						666,660

			TOTAL CONSUMER STAPLES --	13.67%		11,964,701

ENERGY --
ENERGY EQUIPMENT & SERVICES --		3.02%
Boardwalk Pipeline Partners, LP				16,500		441,210
Schlumberger Ltd.				10,000		1,011,300
Weatherford International Ltd. *				26,000		1,186,380
						2,638,890
OIL, GAS & CONSUMABLE FUELS --		11.88%
Anadarko Petroleum Corp.				13,000		974,610
BP PLC ADR				15,000		1,087,650
Chevron Corp.				19,001		1,883,949
Enterprise Products Partners L.P.				10,700		323,889
Exxon Mobil Corp.				37,000		3,284,120
Natural Resource Partners L.P.				18,000		708,300
Plains All American Pipeline, L.P.				8,500		415,310
Royal Dutch Shell PLC, ADR				14,000		1,196,860
Spectra Energy Corp.				19,300		521,486
						10,396,174

			TOTAL ENERGY --	14.90%		13,035,064

FINANCIALS --
COMMERCIAL BANKS --		8.22%
Bank of America Corp.				47,000		1,598,470
Comerica Inc.				18,000		669,240
Fifth Third Bancorp				24,000		448,800
KeyCorp				17,100		332,937
National City Corp.				31,100		181,624
PNC Financial Services Group, Inc.				15,000		963,750
Regions Financial Corp.				17,782		316,875
TrustCo Bank Corp NY				45,000		394,200
U.S. Bancorp				32,000		1,062,080
Washington Mutual, Inc.				13,700		123,574
Wells Fargo & Co.				40,000		1,102,800
						7,194,350

DIVERSIFIED FINANCIAL SERVICES --		7.06%
Allied Capital Corp.				18,000		357,480
Charles Schwab Corp. (The)				29,500		654,310
Citigroup Inc.				68,400		1,497,276
Colonial Properties Trust				6,000		144,300
FHLMC Gtd. Mtg. Certificate				9,700		246,574
JPMorgan Chase & Co.				30,000		1,290,000
New York Community Bancorp, Inc.				20,000		410,400
Principal Financial Group, Inc.				17,050		918,654
Weingarten Realty Investors				19,000		655,500
						6,174,494
INSURANCE --		3.79%
Allstate Corp. (The)				8,000		407,520
Aspen Insurance Holdings Ltd.				20,825		532,287
Prudential Financial, Inc.				12,225		913,208
RenaissanceRe Holdings Ltd.				9,000		469,440
Travelers Companies, Inc. (The)				20,000		996,200
						3,318,655
REAL ESTATE INVESTMENT TRUSTS --		5.16%
BRE Properties, Inc.				8,600		416,756
Duke Realty Corp.				12,000		308,160
General Growth Properties, Inc.				9,800		407,288
HCP, Inc.				12,000		411,120
Health Care REIT, Inc.				6,500		313,950
Hospitality Properties Trust				11,400		353,400
Liberty Property Trust				11,300		401,150
Mack-Cali Realty Corp.				12,000		463,680
National Retail Properties Inc.				10,000		227,100
Plum Creek Timber Co., Inc.				11,000		513,150
ProLogis Trust				5,600		346,808
Simon Property Group, Inc,				3,500		347,760
						4,510,322

			TOTAL FINANCIALS --	24.23%		21,197,821

HEALTH CARE --
BIOTECHNOLOGY --		0.74%
Genzyme Corp. *				4,650		318,339
Gilead Sciences, Inc. *				6,000		331,920
						650,259
HEALTH CARE PROVIDERS & SERVICES --		0.62%
DaVita, Inc. *				4,000		207,520
LTC Properties, Inc.				12,000		333,600
						541,120
HEALTH EQUIPMENT & SUPPLIES --		0.37%
Advanced Medical Optics, Inc. *				5,475		132,605
Covidien Ltd. *				3,750		187,837
						320,442
PHARMACEUTICALS --		8.62%
Abbott Laboratories				20,000		1,127,000
Eli Lilly & Co.				20,350		979,649
Johnson & Johnson				29,000		1,935,460
Merck & Co. Inc.				23,000		896,080
Pfizer Inc.				85,580		1,656,829
Wyeth				21,325		948,323
						7,543,341

			TOTAL HEALTH CARE --	10.35%		9,055,162

INDUSTRIALS --
AEROSPACE & DEFENSE --		1.06%
United Technologies Corp.				13,000		923,520

COMMERCIAL SERVICES & SUPPLIES --		0.72%
Deluxe Corp.				9,000		202,770
Sovran Self Storage, Inc.				7,500		331,425
Standard Register Co. (The)				8,000		95,040
						629,235
ELECTRICAL EQUIPMENT --		0.17%
Tyco Electronics Ltd. *				3,750		150,450

INDUSTRIAL CONGLOMERATES --		4.14%
3M Co.				10,200		791,112
General Electric Co.				86,500		2,657,280
Tyco International Ltd.				3,750		169,462
						3,617,854
MACHINERY --		0.33%
Barnes Group Inc.				9,000		287,460

ROAD & RAIL --		0.45%
Burlington Northern Santa Fe Corp.				3,500		395,675

TRANSPORTATION --		0.29%
Seaspan Corp.				9,500		256,405

			TOTAL INDUSTRIALS --	7.16%		6,260,599

INFORMATION TECHNOLOGY--
COMMUNICATIONS EQUIPMENT --		1.72%
Harris Corp.				12,750		838,695
Motorola, Inc.				21,000		195,930
Nokia Oyj ADR				8,000		227,200
QUALCOMM Inc.				5,075		246,341
						1,508,166
COMPUTERS & PERIPHERALS --		1.00%
Diebold, Inc.				8,250		325,545
International Business Machines Corp.				4,250		550,078
						875,623
INTERNET SOFTWARE & SERVICES --		0.11%
StarTek, Inc. *				11,000		95,150

OFFICE ELECTRONICS --		0.33%
Pitney Bowes Inc.				7,925		287,757

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		1.51%
Intel Corp.				43,100		999,058
Linear Technology Corp.				8,800		323,576
						1,322,634

SOFTWARE --		1.35%
Microsoft Corp.				41,725		1,181,652

			TOTAL INFORMATION TECHNOLOGY---	6.02%		5,270,982

MATERIALS --
CHEMICALS --		1.85%
Dow Chemical Co. (The)				17,000		686,800
E. I. du Pont de Nemours and Co.				10,000		479,100
PPG Industries, Inc.				7,200		453,816
						1,619,716
METALS & MINING --		0.70%
Alcoa Inc.				15,000		608,850

PAPER & FOREST PRODUCTS --		0.88%
International Paper Co.				9,700		264,034
Potlatch Corp.				10,500		507,570
						771,604

			TOTAL MATERIALS --	3.43%		3,000,170

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		5.86%
AT&T Inc.				49,950		1,993,005
Citizens Communications Co.				59,000		687,940
FairPoint Communications, Inc.				55,197		496,773
Verizon Communications Inc.				37,000		1,423,390
Windstream Corp.				39,000		520,260
						5,121,368
WIRELESS TELECOM --		0.27%
Rogers Communications Inc.				5,425		238,754

			TOTAL TELECOMMUNICATION SERVICES --	6.13%		5,360,122

UTILITIES --
ELECTRIC UTILITIES --		5.75%
Ameren Corp.				12,100		549,945
Consolidated Edison, Inc.				16,000		660,800
DTE Energy Co.				16,000		707,840
Duke Energy Corp.				36,000		665,280
Integrys Energy Group, Inc.				9,000		462,150
Pinnacle West Capital Corp.				19,000		641,820
Progress Energy, Inc.				13,000		555,880
Southern Co.				10,000		362,000
Xcel Energy, Inc.				20,000		426,200
						5,031,915

GAS UTILITIES --		1.24%
Nicor Inc.				12,000		489,960
NiSource Inc.				33,000		596,970
						1,086,930

			TOTAL UTILITIES --	6.99%		6,118,845

			TOTAL COMMON STOCK --	99.00%
				(Cost $74,767,396)		86,619,456

MONEY MARKET FUND
SM&R Money Market Fund,1.61% (a)				40,479		40,479

			TOTAL MONEY MARKET FUND --	0.05%
				(Cost $40,479)		40,479

COMMERCIAL PAPER
				Face
UTILITIES--				Amount
ELECTRIC UTILITIES--		0.65%
Hawaiian Electric Co., 2.85%, 06/02/08				$ 575,000		574,909

			TOTAL MATERIALS --	0.65%		574,909

			TOTAL COMMERCIAL PAPER --	0.65%
				(Cost $574,909)		574,909

			TOTAL INVESTMENTS --	99.70%
				(Cost $75,382,784)		87,234,844

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.30%		261,610

			NET ASSETS --	100.00%		$ 87,496,454

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Note to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Equity Income Fund are affiliated by having the same investment adviser.

(b) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

SM&R BALANCED FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2008			(Unaudited)

COMMON STOCKS				Shares		Value

CONSUMER DISCRETIONARY --
HOTELS, RESTAURANTS & LEISURE --		1.42%
Host Hotels & Resorts Inc.				2,265		$ 38,935
McDonald's Corp.				2,850		169,062
Starwood Hotels & Resorts Worldwide, Inc.				3,000		145,200
Wyndham Worldwide Corp.				1,020		22,318
						375,515
HOUSEHOLD DURABLES --		0.92%
Newell Rubbermaid Inc.				3,800		76,304
Stanley Works (The)				3,400		165,172
						241,476
LEISURE EQUIPMENT & PRODUCTS --		0.14%
Eastman Kodak Co.				2,450		37,534

MEDIA --		1.74%
CBS Corp. (Class B)				2,000		43,160
Time Warner Inc.				9,000		142,920
Viacom Inc. (Class B) *				2,000		71,640
Walt Disney Co. (The)				6,000		201,600
						459,320
MULTILINE RETAIL --		1.39%
J.C. Penney Co., Inc.				2,525		101,606
Kohl's Corp. *				1,000		44,800
Target Corp.				4,150		221,444
						367,850
SPECIALTY RETAIL --		2.00%
Best Buy Co., Inc.				3,000		140,070
Limited Brands, Inc.				7,600		147,288
Lowe's Companies, Inc.				5,800		139,200
TJX Companies, Inc. (The)				3,200		102,592
						529,150

			TOTAL CONSUMER DISCRETIONARY --	7.61%		2,010,845

CONSUMER STAPLES --
BEVERAGES --		2.21%
Anheuser-Busch Companies, Inc.				2,200		126,412
Coca-Cola Co. (The)				4,000		229,040
International Flavors & Fragrances Inc.				900		37,764
PepsiCo, Inc.				2,800		191,240
						584,456
FOOD PRODUCTS --		1.99%
Bunge Limited				1,000		119,370
H.J. Heinz Co.				2,600		129,766
McCormick & Co., Inc. (c)				3,700		139,046
Sensient Technologies Corp.				4,400		138,380
						526,562
FOOD & STAPLES RETAILING --		2.20%
CVS Caremark Corp.				4,675		200,043
SUPERVALU INC.				3,475		121,868
Wal-Mart Stores, Inc.				4,500		259,830
						581,741
HOUSEHOLD PRODUCTS --		1.94%
Kimberly-Clark Corp.				2,200		140,360
Procter & Gamble Co. (The)				5,625		371,531
						511,891
PERSONAL PRODUCTS --		1.05%
Alberto-Culver Co.				1,800		47,574
Avon Products, Inc.				3,050		119,133
Colgate-Palmolive Co.				1,475		109,681
						276,388

			TOTAL CONSUMER STAPLES --	9.39%		2,481,038

ENERGY --
ENERGY EQUIPMENT & SERVICES --		2.65%
Oceaneering International, Inc. *				1,700		121,312
Schlumberger Ltd.				2,475		250,297
Weatherford International Ltd. *				7,200		328,536
						700,145
OIL, GAS & CONSUMABLE FUELS --		6.50%
Anadarko Petroleum Corp.				3,100		232,407
BP PLC ADR				4,000		290,040
Chevron Corp.				4,001		396,699
Exxon Mobil Corp.				9,000		798,840
						1,717,986

			TOTAL ENERGY --	9.15%		2,418,131

FINANCIALS --
COMMERCIAL BANKS --		3.60%
Bank of America Corp.				10,000		340,100
PNC Financial Services Group, Inc.				3,000		192,750
U.S. Bancorp				6,000		199,140
Wachovia Corp.				3,600		85,680
Wells Fargo & Co.				4,800		132,336
						950,006
DIVERSIFIED FINANCIAL SERVICES --		5.27%
Allied Capital Corp.				3,400		67,524
Bear Stearns Companies Inc. (The)				900		8,397
Charles Schwab Corp. (The)				5,650		317,405
Citigroup Inc.				14,500		51,450
Discover Financial Services *				3,000		52,747
FHLMC Gtd. Mtg. Certificate				2,075		176,410
Goldman Sachs Group, Inc. (The)				1,000		89,956
JPMorgan Chase & Co.				2,092		265,380
Morgan Stanley				6,000		30,525
National Financial Partners Corp.				1,250		207,438
Principal Financial Group, Inc.				3,850		125,317
						1,392,549
INSURANCE --		4.00%
Allstate Corp. (The)				2,300		117,162
American International Group, Inc.				4,700		169,200
Aspen Insurance Holdings Ltd.				4,125		105,435
Genworth Financial Inc. (Class A)				6,200		137,020
Prudential Financial, Inc.				3,000		224,100
Renaissance Holdings Ltd.				2,000		104,320
Travelers Companies, Inc. (The)				4,000		199,240
						1,056,477

			TOTAL FINANCIALS --	12.87%		3,399,032

HEALTH CARE --
BIOTECHNOLOGY --		0.76%
Amgen Inc. *				1,300		57,239
Genzyme Corp. *				875		59,902
Gilead Sciences, Inc. *				1,500		82,980
						200,121
HEALTH CARE PROVIDERS & SERVICES --		0.97%
DaVita, Inc. *				925		47,989
Patterson Companies Inc. *				1,500		51,015
UnitedHealth Group Inc.				2,050		70,131
WellPoint Inc. *				1,550		86,521
						255,656
HEALTH EQUIPMENT & SUPPLIES --		1.45%
Advanced Medical Optics, Inc. *				1,025		24,825
Beckman Coulter, Inc.				1,800		124,902
Covidien Ltd. *				900		45,081
Hologic, Inc. *				1,750		42,053
Varian Medical Systems, Inc. *				1,550		73,687
Zimmer Holdings, Inc. *				1,000		72,800
						383,348
PHARMACEUTICALS --		6.21%
Abbott Laboratories				4,200		236,670
Allergan, Inc.				2,000		115,240
Eli Lilly & Co.				3,850		185,339
Endo Pharmaceuticals Holdings Inc. *				1,750		43,120
Johnson & Johnson				5,500		367,070
Merck & Co. Inc.				5,300		206,488
Pfizer Inc.				15,000		290,400
Wyeth				4,400		195,668
						1,639,995

			TOTAL HEALTH CARE --	9.39%		2,479,120

INDUSTRIALS --
AEROSPACE & DEFENSE --		2.24%
General Dynamics Corp.				1,300		119,795
Goodrich Corp.				1,700		110,177
L-3 Communications Holdings, Inc.				900		96,651
Northrop Grumman Corp.				1,200		90,552
Rockwell Collins, Inc.				1,225		75,178
United Technologies Corp.				1,400		99,456
						591,809

AIR FREIGHT & LOGISTICS --		0.30%
FedEx Corp.				875		80,246

ELECTRICAL EQUIPMENT --		0.14%
Tyco Electronics Ltd. *				900		36,108

INDUSTRIAL CONGLOMERATES --		3.01%
3M Co.				1,925		149,303
General Electric Co.				19,750		606,720
Tyco International Ltd.				900		40,671
						796,694
MACHINERY --		2.24%
Barnes Group Inc.				2,000		63,880
Caterpillar Inc.				1,100		90,904
Danaher Corp.				1,400		109,452
Eaton Corp.				900		87,012
Illinois Tool Works Inc.				1,800		96,660
Ingersoll-Rand Co. Ltd (Class A)				1,900		83,676
Parker Hannifin Corp.				700		59,269
						590,853
ROAD & RAIL --		0.41%
Burlington Northern Santa Fe Corp.				950		107,397

TRANSPORTATION --		0.23%
Seaspan Corp.				2,250		60,728

			TOTAL INDUSTRIALS --	8.57%		2,263,835

INFORMATION TECHNOLOGY --
COMMUNICATIONS EQUIPMENT --		3.45%
Arris Group Inc. *				6,500		60,840
Cisco Systems, Inc. *				11,700		312,624
Harris Corp.				2,300		151,294
Motorola, Inc.				6,200		57,846
Nokia Oyj ADR				6,500		184,600
QUALCOMM Inc.				3,000		145,620
						912,824
COMPUTERS & PERIPHERALS --		2.50%
Dell Inc. *				6,000		138,360
EMC Corp.				7,500		130,800
Electronics for Imaging, Inc. *				1,950		32,311
Hewlett-Packard Co.				5,000		235,300
International Business Machines Corp.				950		122,959
						659,730
ELECTRONIC EQUIPMENT & INSTRUMENTS --		0.28%
Agilent Technologies, Inc. *				2,000		74,780

INTERNET SOFTWARE & SERVICES		0.28%
Akamai Technologies, Inc. *				1,900		74,195

IT SERVICES --		0.19%
Global Payments Inc.				1,075		50,761

OFFICE ELECTRONICS --		0.24%
Pitney Bowes Inc.				1,725		62,635

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --		1.84%
Intel Corp.				13,000		301,340
Linear Technology Corp.				2,000		73,540
Texas Instruments Inc.				3,400		110,432
						485,312
SOFTWARE --		3.69%
Electronic Arts Inc. *				1,500		75,300
Microsoft Corp.				23,300		659,856
Oracle Corp. *				10,500		239,820
						974,976

			TOTAL INFORMATION TECHNOLOGY --	12.47%		3,295,213

MATERIALS --
CHEMICALS --		1.02%
Airgas, Inc.				1,100		65,087
Dow Chemical Co. (The)				1,600		64,640
PPG Industries, Inc.				900		56,727
E.I. du Pont de Nemours and Company				1,700		81,447
						267,901
CONTAINERS & PACKAGING --		0.14%
Ball Corp.				700		38,010

METALS & MINING --		0.66%
Freeport-McMoRan Copper & Gold, Inc.				268		31,010
Nucor Corp.				1,000		74,800
United States Steel Corp.				400		69,084
						174,894
PAPER & FOREST PRODUCTS --		0.36%
International Paper Co.				2,100		57,162
Louisiana-Pacific Corp.				1,000		12,140
MeadWestvaco Corp.				1,000		25,730
						95,032

			TOTAL MATERIALS --	2.18%		575,837

TELECOMMUNICATION SERVICES --
DIVERSIFIED TELECOMMUNICATION SERVICES --		3.23%
AT&T Inc.				11,325		451,867
FairPoint Communications, Inc.				102		918
Sprint Nextel Corp.				10,263		96,062
Verizon Communications Inc.				5,450		209,662
Windstream Corp.				7,100		94,714
						853,223
WIRELESS TELECOMMUNICATION SERVICES --		1.02%
American Tower Corp. *				1,250		57,150
Rogers Communications, Inc.				1,300		57,213
Vodafone Group PLC ADR				4,812		154,417
						268,780

			TOTAL TELECOMMUNICATION SERVICES --	4.25%		1,122,003

UTILITIES --
ELECTRIC UTILITIES --		3.01%
Ameren Corp.				3,000		136,350
CenterPoint Energy, Inc.				5,000		84,700
Constellation Energy Group				4,000		344,920
Exelon Corp.				1,400		123,200
Southern Co.				1,600		57,920
Wisconsin Energy Corp.				1,000		48,040
						795,130

			TOTAL UTILITIES --	3.01%		795,130

			TOTAL COMMON STOCK --	78.89%
				(Cost $17,623,791)		20,840,184

				Face
CORPORATE BONDS				Amount

CONSUMER STAPLES --
PERSONAL PRODUCTS --		1.97%

Avon Products, Inc., 7.15%, 11/15/09				$ 500,000		521,013

			TOTAL CONSUMER STAPLES --	1.97%		521,013

FINANCIALS --
COMMERCIAL BANKS --		2.79%
Royal Bank of Scotland GRP PLC, yankee bond, 6.40%, 04/01/09 (b)				500,000		507,762
Washington Mutual Inc., 4.20%, 01/15/10				250,000		230,000
						737,762
DIVERSIFIED FINANCIAL SERVICES --		5.17%
General Electric Capital Corp., 3.75%, 12/15/09				350,000		349,981
JP Morgan & Co., Inc., 6.00%, 01/15/09 (b)				500,000		505,256
Weingarten Realty Investors, 7.35%, 07/20/09				500,000		508,850
						1,364,087

INSURANCE --		1.98%
Mony Group Inc. (The), 8.35%, 03/15/10				500,000		523,404

			TOTAL FINANCIALS --	9.94%		2,625,253

INDUSTRIALS --
ROAD & RAIL --		1.88%
Vulcan Materials, 6.40%, 11/30/17				500,000		497,889

TRANSPORTATION --		1.65%
Hertz Corp., 7.40%, 03/01/11				455,000		435,663

			TOTAL INDUSTRIALS --	3.53%		933,552

			TOTAL CORPORATE BONDS --	15.44%
				(Cost $4,058,021)		4,079,818

U S GOVERNMENT AGENCY SECURITIES --

U S GOVERNMENT AGENCY SECURITIES --		2.77%
Federal Home Loan Mortgage Corp., Pool #284839, 8.50%, 01/01/17				3,610		3,917
Federal National Mortgage Association, 4.75%, 08/25/08				700,000		703,739
Federal National Mortgage Association, Pool #048974, 8.00%, 06/01/17				21,022		22,546
						730,202
			TOTAL US GOVERNMENT AGENCY SECURITIES --	2.77%
				(Cost $724,185)		730,202

MONEY MARKET FUND		0.00%		Shares
SM&R Money Market Fund, 1.61% (a)				846		846

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $846)		846

COMMERCIAL PAPER				Face
				Amount
UTILITIES --
ELECTRIC UTILITIES --		2.48%
Hawaiian Electric Company, 2.80%, 06/02/08				656,000		655,898

			TOTAL UTILITIES --	2.48%		655,898

			TOTAL COMMERCIAL PAPER --	2.48%
				(Cost $655,898)		655,898

			TOTAL INVESTMENTS --	99.58%
				(Cost $23,062,741)		26,306,948

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.42%		110,972

			NET ASSETS --	100.00%		$ 26,417,920

* - Non-income producing securities

ABBREVIATIONS
ADR - American Depositary Receipt

Notes to Schedule of Investments
(a) The rate quoted is the annualized seven-day yield of the fund at May 31,2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Balanced Fund are affiliated by having the same investment adviser.

(b) Long term obligations that will mature in less than one year.

(c) Non-voting shares

See notes to quarterly schedule of portfolio holdings.

SM&R GOVERNMENT BOND FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2008			(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
CORPORATE BONDS			Date	Rate (%)	Amount

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		1.69%
MBNA Master Credit Card Trust			02/15/12	7.000	$ 500,000	$ 519,631

			TOTAL FINANCIALS --	1.69%		519,631

MATERIALS --
METALS & MINING --		3.54%
Carpenter Technology Corp.			05/15/13	6.625	1,000,000	1,088,775

			TOTAL MATERIALS --	3.54%		1,088,775

			TOTAL CORPORATE BONDS --	5.23%
				(Cost $1,507,570)		1,608,406

U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES

U S GOVERNMENT AGENCY SECURITIES --		28.39%
Federal Home Loan Bank			07/17/09	5.375	1,250,000	1,284,990
Federal Home Loan Mortgage Corp.			11/15/13	4.875	1,000,000	1,033,892
Federal National Mortgage Assoc.			02/15/10	3.875	1,100,000	1,114,753
Federal National Mortgage Assoc.			12/15/10	4.750	1,900,000	1,959,789
Federal National Mortgage Assoc.			02/01/11	6.250	1,850,000	1,948,191
Federal National Mortgage Assoc.			03/15/11	5.500	1,300,000	1,370,841
Private Export Funding Corp.			01/15/10	7.200	15,000	15,973
						8,728,429

U S GOVERNMENT SECURITIES --		48.74%
U S Treasury Bond			05/15/16	7.250	800,000	979,750
U S Treasury Bond			05/15/17	8.750	2,375,000	3,190,851
U S Treasury Note			02/15/09	3.000	1,000,000	1,006,250
U S Treasury Note			08/31/11	4.625	1,500,000	1,570,547
U S Treasury Note			10/31/11	4.625	2,500,000	2,621,095
U S Treasury Note			11/15/12	4.000	2,000,000	2,058,594
U S Treasury Note			05/15/14	4.750	1,319,000	1,405,559
U S Treasury Note			02/15/15	4.000	600,000	612,468
U S Treasury Note			05/15/15	4.125	1,500,000	1,536,329
						14,981,443

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	77.13%
				(Cost $23,100,337)		23,709,872

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		17.15%
Federal Home Loan Bank			06/02/08	2.010	3,050,000	3,049,659
Federal Home Loan Bank			06/06/08	2.060	450,000	449,845
Federal Home Loan Bank			06/18/08	2.095	950,000	949,004
Federal Home Loan Bank			06/25/08	2.130	825,000	823,780
						5,272,288
			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	17.15%
				(Cost $5,272,288)		5,272,288

					Shares
MONEY MARKET FUND
SM&R Money Market Fund, 1.61% (a)					35,228	35,228

			TOTAL MONEY MARKET FUND --	0.12%
				(Cost $35,228)		35,228

			TOTAL INVESTMENTS --	99.63%
				(Cost $29,915,423)		30,625,794

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.37%		112,862

			NET ASSETS --	100.00%		$ 30,738,656

Notes to Schedule of Investments:
(a) The rate quoted is the annualized seven-day yield of the fund at May 31, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Government Bond Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R TAX FREE FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2008			(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
MUNICIPAL BONDS			Date	Rate (%)	Amount
Rating (a)

	ALABAMA --	1.31%
Aa1/AA+	Alabama Drinking Water Financing Authority, Revolving Fund Loan - Revenue Bonds, Series A		08/15/16	4.000	$ 180,000	$ 180,178

	CALIFORNIA --	0.15%
A1/A+	California State - General Obligation Bonds Unlimited		06/01/11	5.250	20,000	20,234

	FLORIDA --	6.11%
A/A	Miami - Dade County, Florida Expressway Authority Toll System - Revenue Bonds, Prerefunded to 07/01/2010 (b)		07/01/29	6.375	400,000	436,216
Aa1/AA+	Miami - Dade County, Florida Solid Waste System - Revenue Bonds		10/01/18	4.750	400,000	403,700
						839,916

	HAWAII --	1.97%
Aaa/AAA	Honolulu, Hawaii City & County - General Obligation Bonds Unlimited		07/01/13	5.000	250,000	271,327

	ILLINOIS --	4.49%
Aa3/AA	Chicago, Illinois Park District - General Obligation Bonds Unlimited, Series C		01/01/16	4.850	230,000	232,355
Aaa/AA-	Rockford, Illinois - General Obligation Bonds Unlimited		12/15/18	4.500	180,000	180,614
Aaa/AA-	State of Illinois - General Obligation Bonds Unlimited		03/01/19	5.000	200,000	204,118
						617,087
	INDIANA --	4.26%
A1/A+	Aurora, Indiana Building Corp. - Revenue Bonds		07/15/13	4.500	405,000	428,279
Aaa/AAA	South Bend, Indiana Building Corp. - Revenue Bonds		02/01/13	4.500	150,000	156,370
						584,649

	LOUISIANA --	6.49%
Aaa/AAA	Louisiana Public Facilities Authority Hospital - Revenue Bonds, Prerefunded, Series C to 07/01/2008 (b)		07/01/19	5.000	335,000	339,214
Aaa/AAA	Louisiana Public Facilities Authority Hospital - Revenue Bonds, Unrefunded, Series C		07/01/19	5.000	65,000	65,720
A/A	Monroe, Louisiana Sales and Use Tax - Revenue Bonds		07/01/16	4.000	200,000	198,834
Aaa/AAA	New Orleans, Louisiana Sewer Service - Revenue Bonds		06/01/18	5.000	300,000	287,463
						891,231

	MISSISSIPPI --	3.87%
Aa1/AA+	Greenville Mississippi Public School District - General Obligation Bonds Unlimited		12/15/11	3.250	205,000	206,652
Aaa/AAA	Mississippi Development Bank Special Obligation Clinton Recreational Facilities & Municipal Building - Revenue Bonds		11/01/10	4.500	310,000	324,685
						531,337
	NEW YORK --	7.70%
Aaa/AA-	New York City, New York - General Obligation Bonds Unlimited, Series J		08/01/18	5.000	200,000	202,278
Aa1/AA+	New York City, New York - Transitional Financial Authority Revenue Bonds, Unrefunded, Series C		05/01/19	5.000	250,000	259,437
Aa1/AA+	New York State Tollway Authority Highway & Bridge - Revenue Bonds, Series B		04/01/10	3.850	200,000	205,246
Aa3/AA	Triborough Bridge & Tunnel Authority, New York - Revenue Bonds, General Purpose, Prerefunded, Series B to 01/01/2022 (b)		01/01/27	5.200	350,000	390,561
						1,057,522

	NORTH CAROLINA --	1.52%
Aaa/AAA	North Carolina State - General Obligation Bonds Unlimited		03/01/15	4.000	200,000	208,774

	OHIO --	2.42%
Aa1/AA+	Ohio State Department of Administrative Services - Certificate Participation		09/01/15	5.250	300,000	331,998

	TEXAS --	30.39%
A1/A+	Aransas County, Texas Correctional Facility Improvements - General Obligation Bonds Limited		02/15/13	3.875	250,000	253,083
Aa1/AA+	Austin, Texas Community College District - Revenue Bonds		02/01/10	4.000	100,000	102,138
Aaa/AAA	Austin, Texas Independent School District - General Obligation Bonds Unlimited, Series A		08/01/12	3.750	150,000	154,416
Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/13	4.125	200,000	206,610
Aaa/AAA	College Station, Texas Utility Systems - Revenue Bonds		02/01/14	4.250	65,000	67,127
Aaa/AAA	Dallas, Texas Independent School District - General Obligation Bonds Unlimited		02/15/09	4.200	100,000	101,647
Aaa/AAA	El Paso, Texas Public Improvement - General Obligation Bonds Limited		08/15/17	4.000	270,000	273,092
Aa3/AA	Flower Mound, Texas Refunding and Improvement - General Obligation Bonds Limited, Unrefunded		03/01/17	5.500	10,000	10,021
Aa3/AA	Galveston County, Texas Public Improvements - General Obligation Bonds Unlimited		02/01/10	4.300	25,000	25,611
Aa1/AA+	Galveston County, Texas Public Improvements - General Obligation Bonds Limited		02/01/11	4.375	125,000	130,059
Aaa/AAA	Jefferson County, Texas - Public Improvement Certificates of Obligation, Series B		08/01/16	4.125	255,000	258,858
Aaa/AA-	League City, Texas Public Improvements - General Obligation Bonds Limited		02/15/13	4.750	100,000	104,000
Aa3/AA	Lubbock County, Texas - General Obligation Bonds Limited		02/15/17	5.500	250,000	276,293
Aaa/AAA	Lubbock, Texas Municipal Drainage Utility - General Obligation Bonds Limited		02/15/14	4.000	250,000	256,078
Aaa/AAA	Mission, Texas Consolidated Independent School District - General Obligation Bonds Unlimited		02/15/18	4.500	200,000	200,094
Aa1/AA+	Montgomery County, Texas Public Improvements - General Obligation Bonds Limited		03/01/12	4.000	250,000	258,020
Aaa/AAA	Rockwell, Texas Waterworks & Sewer - General Obligation Bonds Limited		08/01/11	3.700	115,000	118,175
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Prerefunded to 08/01/2009 (b)		08/01/11	4.400	100,000	102,746
Aaa/AAA	Round Rock, Texas Independent School District Refunding and Improvement - General Obligation Bonds Unlimited, Unrefunded		08/01/11	4.400	150,000	152,618
Aaa/AAA	San Antonio, Texas River Authority Sewer Refunding and Improvement - Martinez Salatrillo, Revenue Bonds		07/01/12	3.750	100,000	101,858
Aaa/NR	Tarrant County Health Facilities Development Corp. - Health System Revenue Bonds, (Harris Methodist Health System), Series 1994 (c)		09/01/14	6.000	200,000	223,904
Aa1/AA+	Texas A&M University Revenue and Financing System - Revenue Refunding Bonds, Series A		05/15/17	5.000	250,000	267,388
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 07/01/2011 (b)		07/01/13	6.250	45,000	49,698
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	61,152
Aaa/AAA	University of Texas Permanent University Fund - Revenue Bonds, Prerefunded, Series A To 01/01/2013 (b)		07/01/13	6.250	55,000	62,427
Aaa/AA-	Waco, Texas - General Obligation Bonds Limited		02/01/16	4.000	250,000	252,670
NR/AAA	Wylie, Texas Independent School District - General Obligation Bonds Unlimited		08/15/12	4.375	100,000	103,995
						4,173,778

	WASHINGTON --	5.02%
Aaa/AAA	Seattle, Washington Municipal Light & Power - Revenue Bonds, Series B		06/01/24	5.000	100,000	101,088
Aa3/AA	State of Washington - General Obligation Bonds Unlimited, Series B		05/01/18	5.500	300,000	329,745
Aa2/NR	Tumwater, Washington Office Building - Revenue Bonds		07/01/15	5.250	240,000	259,150
						689,983

	UTAH --	0.04%
Aa2/AA	Utah State Housing Financial Agency - Single Family Revenue Bonds (d)		07/01/21	6.000	5,000	5,127

			TOTAL MUNICIPAL BONDS --	75.74%
				(Cost $10,084,667)		10,403,141

U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		23.44%
Federal Home Loan Bank			06/04/08	1.970	262,000	261,942
Federal Home Loan Bank			06/04/08	2.000	100,000	99,978
Federal Home Loan Bank			06/02/08	2.030	550,000	549,938
Federal Home Loan Bank			06/11/08	2.050	650,000	649,593
Federal Home Loan Bank			06/25/08	2.140	925,000	923,625
Federal Agricultural Mortgage Corp.			07/01/08	2.120	735,000	733,658
						3,218,734

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	23.44%
				(Cost $3,218,734)		3,218,734

MONEY MARKET FUND					Shares
SM&R Money Market Fund, 1.61% (e)					498	498

			TOTAL MONEY MARKET FUND --	0.00%
				(Cost $498)		498

			TOTAL INVESTMENTS --	99.18%
				(Cost $13,303,899)		13,622,373

			CASH AND OTHER ASSETS, LESS LIABILITIES --	0.82%		112,002

			TOTAL NET ASSETS --	100.00%		$ 13,734,375

Notes to Schedule of Investments:
(a) Ratings assigned by Moody's Investor's Service, Inc. ("Moody's") and Standard & Poor's Corp. ("S&P"). Ratings are unaudited.

(b) Collateral for these prerefunded bonds are U.S. Government or U.S. Treasury or state or local government securities.

(c) Issuer has defeased these bonds. Collateral for such defeasance is U.S. Government obligations.

(d) Security subject to the alternative minimum tax.

(e) The rate quoted is the annualized seven-day yield of the fund at May 31, 2008. A complete listing of the fund's holdings are included in these financial statements. This fund and the SM&R Tax Free Fund are affiliated by having the same investment adviser.

See notes to quarterly schedule of portfolio holdings.

SM&R PRIMARY FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2008			(Unaudited)

COMMON STOCK					Shares	Value

INDUSTRIALS --
BUILDING PRODUCTS --		0.01%
Armstrong World Industries, Inc.					110	$ 3,573

			TOTAL INDUSTRIALS --	0.01%		3,573

			TOTAL COMMON STOCK --	0.01%		3,573
				(Cost $0.03)

				Interest/
			Maturity	Stated	Face
COMMERCIAL PAPER			Date	Rate (%)	Amount

CONSUMER DISCRETIONARY --

AUTOMOBILES --		4.83%
Nissan Motors Co. LTD.			06/16/08	2.850	$1,253,000	1,251,411

HOTELS, RESTAURANTS & LEISURE --		9.02%
Marriott International Inc.			06/06/08	3.000	1,180,000	1,179,409
Starbucks Corp.			06/12/08	2.700	1,161,000	1,159,953
						2,339,362

HOUSEHOLD DURABLES --		4.00%
Fortune Brands, Inc.			07/07/08	2.800	1,040,000	1,037,004

MEDIA --		3.32%
Gannett Co.			07/18/08	2.950	865,000	861,597

TEXTILES & APPAREL --		4.00%
VF Corp.			06/02/08	3.100	1,038,000	1,037,821

			TOTAL CONSUMER DISCRETIONARY --	25.17%		6,527,195

CONSUMER STAPLES --
FOOD PRODUCTS --		4.17%
Heinz (HJ) Finance Co.			06/10/08	2.950	1,081,000	1,080,112

HOUSEHOLD PRODUCTS --		4.34%
Clorox Company			07/02/08	2.800	1,129,000	1,126,190

TOBACCO --		3.67%
Altria Group, Inc.			06/26/08	2.550	953,000	951,244

			TOTAL CONSUMER STAPLES --	12.18%		3,157,546

ENERGY --
OIL, GAS & CONSUMABLE FUELS --		3.90%
Sempra Energy Global			06/11/08	2.900	1,013,000	1,012,101

ENERGY EQUIPMENT & SERVICES --		8.76%
Progress Energy Inc.			06/03/08	3.000	1,268,000	1,267,682
Locap Inc.			06/25/08	2.700	1,005,000	1,003,115
						2,270,797

			TOTAL ENERGY --	12.66%		3,282,898
FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		4.59%
Textron Financial Corp.			06/04/08	2.900	1,192,000	1,191,615

INSURANCE --		8.52%
Lincoln National Corp.			06/19/08	2.550	1,268,000	1,266,292
Wellpoint Inc.			06/09/08	2.950	943,000	942,303
						2,208,595

			TOTAL FINANCIALS --	13.11%		3,400,210

INDUSTRIALS --
COMMERCIAL SERVICES & SUPPLIES		4.06%
Western Union			6/23/2008	2.720%	1,055,000	1,053,165

			TOTAL INDUSTRIALS --	4.06%		1,053,165

INFORMATION TECHNOLOGY --
INTERNET SOFTWARE & SERVICES --		4.02%
Time Warner Cable Inc.			06/20/08	2.610%	1,043,000	1,041,487

			TOTAL INFORMATION TECHNOLOGY --	4.02%		1,041,487

MATERIALS --
CHEMICALS --		8.53%
Dow Chemical Co. (The)			06/24/08	2.850	1,074,000	1,071,957
Sherwin-Williams Co.			07/01/08	2.820	1,142,000	1,139,225
						2,211,182

			TOTAL MATERIALS --	8.53%		2,211,182

UTILITIES --
ELECTRIC UTILITIES --		16.36%
Duke Energy Corp.			06/05/08	2.900	1,156,000	1,155,533
Idaho Power Co.			06/18/08	2.750	1,033,000	1,031,578
Virginia Electric & Power Co.			06/17/08	2.850	1,003,000	1,001,648
Wisconsin Energy Corp.			06/13/08	2.750	1,054,000	1,052,895
						4,241,654

			TOTAL UTILITIES --	16.36%		4,241,654

			TOTAL COMMERCIAL PAPER --	96.09%
				(Cost $24,915,338)		24,915,337

U S GOVERNMENT AGENCY AND
U S GOVERNMENT SECURITIES

U S GOVERNMENT SECURITIES --		37.45%
U S Treasury Bond			02/15/29	5.250	1,000,000	1,065,391

			TOTAL U S GOVERNMENT AGENCY AND U S GOVERNMENT SECURITIES --	4.11%
				(Cost $896,515)		1,065,391

			TOTAL INVESTMENTS --	100.21%
				(Cost $25,811,853)		25,984,301

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(0.21)%		(53,991)

			TOTAL NET ASSETS --	100.00%		$ 25,930,310

Notes to Schedule of Investments:

See notes to quarterly schedule of portfolio holdings.

SM&R MONEY MARKET FUND
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

SCHEDULE OF INVESTMENTS			May 31, 2008			(Unaudited)

				Interest/
			Maturity	Stated	Face	Value
COMMERCIAL PAPER			Date	Rate (%)	Amount

FINANCIALS --
DIVERSIFIED FINANCIAL SERVICES --		5.02%
International Lease Finance Corp.			06/10/08	2.430	$4,450,000	$4,447,595

INSURANCE --		4.92%
Alfa Corp.			06/03/08	2.350	4,367,000	4,366,715

			TOTAL FINANCIALS --	9.94%
				(Cost $8,814,310)		8,814,310
U S GOVERNMENT AGENCY
SHORT-TERM OBLIGATIONS

U S GOVERNMENT AGENCY SECURITIES --		91.39%
Federal Home Loan Bank			06/04/08	1.960	8,654,000	8,653,056
Federal Home Loan Bank			06/06/08	2.020	6,526,000	6,524,534
Federal Home Loan Bank			06/02/08	2.030	8,286,000	8,286,000
Federal Home Loan Bank			06/13/08	2.080	6,796,000	6,791,676
Federal Home Loan Bank			06/18/08	2.070	5,460,000	5,454,973
Federal Home Loan Bank			06/19/08	2.040	7,833,000	7,825,449
Federal Home Loan Bank			06/09/08	2.070	7,139,000	7,136,125
Federal Home Loan Bank			06/20/08	2.095	6,382,000	6,375,311
Federal Home Loan Bank			06/25/08	2.090	6,084,000	6,075,873
Federal Home Loan Bank			06/05/08	2.050	5,387,000	5,386,079
Federal Home Loan Bank			06/11/08	2.060	6,782,000	6,778,506
Federal Home Loan Bank			06/27/08	2.170	5,797,000	5,788,263
						81,075,845

			TOTAL U S GOVERNMENT AGENCY SHORT-TERM OBLIGATIONS --	91.39%
				(Cost $81,075,845)		81,075,845

			TOTAL INVESTMENTS --	101.33%
				(Cost $89,890,155)		89,890,155

			LIABILITIES IN EXCESS OF OTHER ASSETS --	(1.33)%		(1,178,340)

			TOTAL NET ASSETS --	100.00%		$ 88,711,815

See notes to quarterly schedule of portfolio holdings.

SM&R INVESTMENTS, INC.
NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
May 31, 2008
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

SM&R Investments, Inc. (the "Company"), is a diversified open-end management investment company registered as a series fund under the Investment Company Act of 1940, as amended. The Company is comprised of the SM&R Growth Fund ("Growth Fund"), SM&R Equity Income Fund ("Equity Income Fund"), SM&R Balanced Fund ("Balanced Fund"), SM&R Government Bond Fund ("Government Bond Fund"), SM&R Tax Free Fund ("Tax Free Fund"), SM&R Primary Fund ("Primary Fund") and SM&R Money Market Fund ("Money Market Fund"). The Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund are collectively referred to as the "Fixed Income Funds", while the Growth Fund, Equity Income Fund and Balanced Fund are referred to as the "Equity Funds".

Security Valuation:

Investments in securities listed on national exchanges are valued at the last sales price of the day, or if there were no sales, then at the last bid price. Other securities are valued based on market quotations or at fair value as determined by a pricing service approved by the Board of Directors. Prices provided by the pricing service represent valuations at bid prices or on a basis determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued as determined by the Board of Directors. Commercial paper and short-term obligations are stated at amortized cost, which is equivalent to value. Investments in the affiliated money market fund are valued at the net asset value per share.

Security Transactions and Related Investment Income:

The Company records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums and discounts on securities are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Company's understanding of the applicable country's tax rules and rates.

NOTE 2 - INVESTMENTS INTO AFFILIATED MONEY MARKET FUND

The Company has received an exemptive order issued by the Securities and Exchange Commission ("SEC") allowing the Company to sweep uninvested cash into the SM&R Money Market Fund. The SM&R Money Market Fund is one of the seven funds included in the Company and is therefore considered to be affiliated. The transactions in investments in the affiliated money market fund for the nine months ended May 31, 2008 were:

Purchases						$ 17,339,574
Sales						$ 17,385,445

NOTE 3 - COST, PURCHASES AND SALES OF INVESTMENT SECURITIES

Aggregate purchases and sales of investments in securities for the nine months ended May 31, 2008, other than commercial paper, were as follows:

					Purchases	Sales
Growth Fund					$ 8,685,743	$ 16,310,474
Equity Income Fund					$ 7,574,062	$ 18,489,692
Balanced Fund					$ 3,369,195	$ 4,938,999
Government Bond Fund					$ 6,989,156	$ 8,579,120
Tax Free Fund					$ -	$ 1,313,000
Primary Fund					$ -	$ 1,000,000

Gross unrealized appreciation and depreciation as of May 31, 2008, based on the cost for federal income tax purposes is as follows:

						Net Appreciation
			Cost	Appreciation	Depreciation	(Depreciation)
Growth Fund			$ 79,547,376	$ 21,052,822	$ 8,487,405	$ 12,565,417
Equity Income Fund			$ 75,382,784	$ 20,612,681	$ 8,760,621	$ 11,852,060
Balanced Fund			$ 23,062,741	$ 4,875,256	$ 1,631,049	$ 3,244,207
Government Bond Fund			$ 29,915,423	$ 725,722	$ 15,351	$ 710,371
Tax Free Fund			$ 13,303,899	$ 332,028	$ 13,554	$ 318,474
Primary Fund			$ 25,811,853	$ 172,471	$ 23	$ 172,448

NOTE 4 - FAS 157 DISCLOSURE

FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP) and expands disclosures about fair value measurement. FAS 157 requires funds to classify their assets based on valuation method, using three levels. Level 1 securities are valued based on quoted prices in active markets that are unadjusted. Level 2 securities are valued based on external market ("significant observable") inputs, such as quoted prices for similar assets in active markets, quoted prices for identical or similar assets in non-active markets, or inputs derived from or corroborated by observable market data by correlation or other means. They reflect assumptions market participants would use in pricing based on market data obtained from independent sources. Level 3 securities are valued based on internal ("significant unobservable") inputs that are based on the funds own assumptions that market participants would use based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables present the valuation levels of the funds' securities as of May 31, 2008:
SM&R Growth Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 91,393,056
Level 2 - Significant Observable Inputs			719,737
Level 3 - Significant Unobservable Inputs			-
Total			$ 92,112,793

SM&R Equity Income Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 86,619,456
Level 2 - Significant Observable Inputs			615,388
Level 3 - Significant Unobservable Inputs			-
			$ 87,234,844
Total

SM&R Balanced Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 20,840,184
Level 2 - Significant Observable Inputs			5,466,764
Level 3 - Significant Unobservable Inputs			-
Total			$ 26,306,948

SM&R Government Bond Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ -
Level 2 - Significant Observable Inputs			30,625,794
Level 3 - Significant Unobservable Inputs			-
Total			$ 30,625,794

SM&R Tax Free Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices
Level 2 - Significant Observable Inputs			13,622,373
Level 3 - Significant Unobservable Inputs			-
Total			$ 13,622,373

SM&R Primary Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ 3,573
Level 2 - Significant Observable Inputs			25,980,728
Level 3 - Significant Unobservable Inputs			-
Total			$ 25,984,301

SM&R Money Market Fund:
			Investments In Securities
Valuation Inputs
Level 1 - Quoted Prices			$ -
Level 2 - Significant Observable Inputs			89,890,155
Level 3 - Significant Unobservable Inputs			-
Total			$ 89,890,155

Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Registrant's disclosure controls and procedures were sufficient to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There have been no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

Certifications of the principal executive officer and the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached.